BONDS PAYABLE AND ACCRUED INTEREST (Narrative) (Details)	1 Months Ended		9 Months Ended
	Sep. 30, 2017 CNY (¥)	Jul. 17, 2017 USD ($)	Sep. 30, 2017	Dec. 31, 2016 CNY (¥)	Jan. 29, 2013 CNY (¥)
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount				¥ 800,000,000
Proceeds from Issuance of Medium-term Notes | $		$ 300,000,000
Interest Expense, Medium-term Notes	¥ 4,606,250
Medium-term Notes [Member]
Bonds Payable And Accrued Interest [Line Items]
Stated interest rate		7.37%
Debt maturity date		Jul. 17, 2020
Debt Instrument, Term		3 years
Debt Related Commitment Fees and Debt Issuance Costs | $		$ 2,100,000
Short Term Bonds [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount					¥ 800,000,000
Stated interest rate					8.99%
Debt maturity date			Jan. 28, 2019